DISAGGREGATION OF REVENUE (Net Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,823,901	$ 2,908,565
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,399,239	2,484,877
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	114,815	120,764
International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	309,847	302,924
Activewear
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,261,881	2,321,395
Hosiery and underwear
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 562,020	$ 587,170